7. MINERAL PROPERTY INTERESTS (Details 1) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Total all locations	$ 2,268,197	$ 1,168,327	$ 4,589,668	$ 4,676,753
US [Member]
Total all locations	1,843,940	766,309	2,976,645	3,278,717
Mongolia [Member]
Total all locations	364,356	297,740	1,313,250	1,071,352
Other [Member]
Total all locations	$ 59,901	$ 104,278	$ 299,773	$ 326,684